Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Intangible Assets Estimated Useful Lives	Intangible assets consist primarily of land use rights and software. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	50 years
Software	3 years

Schedule of Currency Exchange Rate	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	September 30, 2023	September 30, 2022	September 30, 2021
Year-end spot rate	US$1=RMB7.2960	US$1=RMB7.1135	US$1=RMB6.4580
Average rate	US$1=RMB7.0533	US$1=RMB6.5532	US$1=RMB6.5095

Straight-Line Method [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule Depreciation and Amortization of Property and Equipment	Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years